Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”)

Bank of America, N.A.

BofA Securities, Inc.

Bank of Montreal

BMO Capital Markets Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Société Générale Financial Corporation

SG Americas Securities, LLC

Scotia Capital (USA) Inc.

(collectively, the “Specified Parties”)

Re:	BX Commercial Mortgage Trust 2024-MDHS (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-MDHS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 24 April 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 April 2024

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain componentized pari passu promissory notes evidencing a two-year (subject to three successive one-year extension options) floating rate, interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by the borrowers’ fee simple interests in 142 industrial and other commercial properties located across 15 states (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 3 May 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 6

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options),

as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

9.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Including Extensions)”) and
e.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Whole Loan Margin,
b.	SOFR Rounding Methodology,
c.	SOFR Floor and
d.	SOFR Cap,

as shown on the Final Data File, and a SOFR assumption of 5.35000% provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate and
ii.	Whole Loan Interest Rate (at SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at SOFR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at SOFR Cap) and
iv.	Annual Whole Loan Debt Service (at SOFR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

11. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at SOFR Cap)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at SOFR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at SOFR Cap)” of the Mortgage Loan as twelve (12) times the “Monthly Whole Loan Debt Service (at SOFR Cap),” as shown on the Final Data File.

12.	Using the:

a.	Annual Whole Loan Debt Service,
b.	Annual Whole Loan Debt Service (at SOFR Cap),
c.	Underwritten NOI and
d.	Underwritten Net Cash Flow,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Whole Loan NCF DSCR,
iii.	Whole Loan NOI DSCR at SOFR Cap and
iv.	Whole Loan NCF DSCR at SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. through iv. above to two decimal places.

Attachment A Page 5 of 6

13.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Underwritten NOI and
c.	Underwritten Net Cash Flow,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DY and
ii.	Whole Loan NCF DY

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

14.	Using the:

a.	Whole Loan Cut-off Balance,

b.	Whole Loan Initial Maturity Balance and

c.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV and
ii.	Maturity Whole Loan LTV

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round each of the recalculated characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

15.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Appraised Value ($) and
c.	Units,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Loan Per Unit and
ii.	Appraised Value ($) / Unit

of the Mortgage Loan and, with respect to ii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

16.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee,
d.	CREFC Royalty Fee and
e.	OTA Fee

as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Units,
b.	Largest Tenant 1 Sq. Ft.,
c.	Largest Tenant 2 Sq. Ft.,
d.	Largest Tenant 3 Sq. Ft.,
e.	Largest Tenant 4 Sq. Ft. and
f.	Largest Tenant 5 Sq. Ft.,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant 1 % of Total SF,
ii.	Largest Tenant 2 % of Total SF,
iii.	Largest Tenant 3 % of Total SF,
iv.	Largest Tenant 4 % of Total SF and
v.	Largest Tenant 5 % of Total SF

of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the “Whole Loan Cut-off Balance,” as shown on the Final Data File, we recalculated the “% of Loan” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes (see Note 1)	22 April 2024

Mortgage Loan Agreement (see Note 1)	22 April 2024

Mortgage Loan Agreement Schedules and Exhibits (see Note 1)	22 April 2024

Guaranty Agreement (see Note 1)	19 April 2024

Reserve Guaranty (see Note 1)	23 April 2024

Deposit Account Control Agreement (see Note 1)	22 April 2024

Cash Management Agreement (see Note 1)	19 April 2024

Environmental Indemnity Agreement (see Note 1)	19 April 2024

Allocated Loan Amount Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 April 2024

Management Agreement (see Note 1)	19 April 2024

USPS Internet Site (www.usps.com)	Not Dated

Operating Agreement (see Note 1)	22 April 2024

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

CoStar Reports	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or USPS Internet Site (www.usps.com)
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type (see Note 17)	Appraisal Report
Property Sub-Type (see Note 17)	Underwriter’s Summary Report
Year Built (see Note 2)	Appraisal Report
Year Renovated	Appraisal Report
% Office (see Note 13)	Appraisal Report
Parking Spaces (see Note 14)	Appraisal Report or Engineering Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Market	Appraisal Report
Clear Heights (see Note 3)	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Notes 4, 15 and 16)	Appraisal Report
Date of Appraisal (Valuation Date) (see Note 4)	Appraisal Report
Phase I Date	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 5)	Seismic Report
Seismic PML% (see Note 5)	Seismic Report

Major Tenant Information: (see Note 6)

Characteristic	Source Document(s)

Largest Tenant 1	Underwritten Rent Roll
Largest Tenant 1 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 1 Expiration	Underwritten Rent Roll
Largest Tenant 2	Underwritten Rent Roll
Largest Tenant 2 Sq. Ft.	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Largest Tenant 2 Expiration	Underwritten Rent Roll
Largest Tenant 3	Underwritten Rent Roll
Largest Tenant 3 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 3 Expiration	Underwritten Rent Roll
Largest Tenant 4	Underwritten Rent Roll
Largest Tenant 4 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 4 Expiration	Underwritten Rent Roll
Largest Tenant 5	Underwritten Rent Roll
Largest Tenant 5 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 7)

Characteristic	Source Document(s)

2021 Revenues	Underwriter’s Summary Report
2021 Total Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2022 Revenues	Underwriter’s Summary Report
2022 Total Expenses	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2023 Revenues	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2023 NOI	Underwriter’s Summary Report
2023 NCF	Underwriter’s Summary Report
2023 Revenues	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Underwritten Revenues (see Note 8)	Underwriter’s Summary Report
Underwritten Total Expenses (see Note 8)	Underwriter’s Summary Report
Underwritten NOI (see Note 8)	Underwriter’s Summary Report
Underwritten Capital Items (see Note 8)	Underwriter’s Summary Report
Underwritten Net Cash Flow (see Note 8)	Underwriter’s Summary Report
Underwritten Economic Occupancy (see Note 8)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Whole Loan Original Balance	Allocated Loan Amount Schedule
Amortization Type (During Initial Term and Extended Term)	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
Exit Fees	Mortgage Loan Agreement
Payment Day of Month	Mortgage Loan Agreement
Payment Date (Business Day Convention)	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
SOFR Rounding Methodology	Mortgage Loan Agreement
SOFR Lookback Days	Mortgage Loan Agreement
SOFR Floor	Mortgage Loan Agreement
Prepayment String (see Note 9)	Mortgage Loan Agreement
Lockout Payments (see Notes 9 and 10)	Mortgage Loan Agreement
SM Payments (see Notes 9 and 10)	Mortgage Loan Agreement
Open Payments (see Notes 9 and 10)	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
Lockbox Type (see Note 11)	Mortgage Loan Agreement
Cash Management Type (see Note 12)	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Year Built” characteristic for each Property, the Depositor instructed us to use the latest year built if the applicable Source Document(s) indicate the property was constructed over multiple years.

3.	For the purpose of comparing the “Clear Heights” characteristic for each Property, the Depositor instructed us to use the median if the applicable Source Document(s) indicate a range of clear heights values.

4.	For the purpose of comparing the “Appraised Value ($)” and “Date of Appraisal (Valuation Date)” characteristics for each Property, the Depositor instructed us to use the appraised value and date, respectively, as shown in the applicable Source Document(s), associated with the related “Appraisal Type,” as shown on the Preliminary Data File.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant with the higher underwritten gross rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the “Underwritten w/ Lease Proposals” values, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted release events or partial prepayments to cure certain trigger periods of the Mortgage Loan, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion of the Mortgage Loan, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender(s).

12.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

13.	For any Property listed in Table A1, the Depositor provided a combined appraisal report Source Document for all Properties listed within each group, which also contained aggregate office percentages for each applicable group.

For the purpose of comparing the “% Office” characteristic for any Property listed in Table A1, the Depositor instructed us to allocate the respective aggregate office percentages pro-rata using the “Units,” as shown on the Preliminary Data File, for each respective Property within the same group listed in Table A1.

Table A1:

Property	Group

5200 Anthony Road 5401 Lewis Road	A A

Live Oak Building A Live Oak Building B Live Oak Building C Live Oak Logistics Center Bldg. E Live Oak Logistics Center Bldg. F Live Oak Logistics Center Bldg. G Live Oak Logistics Park – Bldg. D	B B B B B B B

14.	For any Property listed in Table A2, the Depositor provided a combined appraisal report Source Document for all Properties listed within each group, which also contained aggregate parking spaces for each applicable group.

For the purpose of comparing the “Parking Spaces” characteristic for any Property listed in Table A2, the Depositor instructed us to allocate the respective aggregate parking spaces pro-rata using the “Units,” as shown on the Preliminary Data File, for each respective Property within the same group listed in Table A2.

Table A2:

Property	Group

5200 Anthony Road 5401 Lewis Road	A A

Live Oak Building A Live Oak Building B Live Oak Building C Live Oak Logistics Center Bldg. E Live Oak Logistics Center Bldg. F Live Oak Logistics Center Bldg. G Live Oak Logistics Park – Bldg. D	B B B B B B B

301 Little Hearst Parkway 309 Little Hearst Parkway	C C

Exhibit 2 to Attachment A

Notes: (continued)

15.	For any Property listed in Table A3, the Depositor provided a combined appraisal report Source Document for all Properties listed within each group, which also contained an aggregate “Market Value “As Is”” appraised value for each applicable group.

For the purpose of comparing the “Appraised Value ($)” characteristic for any Property listed in Table A3, the Depositor instructed us to allocate the respective “Market Value ”As Is”” amount pro-rata using the “Hypothetical Market Value As Is,” as shown in the applicable Source Document(s), for each respective Property within the same group listed in Table A3.

Table A3:

Property	Group

4550 Home Run Blvd 4500 Home Run Blvd	A A

1600B NW 159th Street 1600A NW 159th Street	B B

1000 Williams Drive 1100 Williams Drive 1200 Williams Drive	C C C

5200 Anthony Road 5401 Lewis Road	D D

16.	For any Property listed in Table A4, the Depositor provided a combined appraisal report Source Document for all Properties listed. For the purpose of comparing the “Appraised Value ($)” characteristic for any Property listed in Table A4, the Depositor instructed us to use $123,600,000 as the aggregate market value “as is” appraised value and to allocate pro-rata using the “Indicated Market Value,” as shown in the applicable Source Document(s), for each respective Property listed in Table A4.

Table A4:

Property

Live Oak Building A Live Oak Building B Live Oak Building C Live Oak Logistics Center Bldg. F Live Oak Logistics Park – Bldg. D

Exhibit 2 to Attachment A

Notes: (continued)

17.	For any Property listed in Table A5, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A5, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A5:
Property	Characteristic	Provided Value

1300 NW 167th Street	Property Type	Other
	Property Sub-Type	Other

Industrial Canyon	Property Sub-Type	Bulk Warehouse

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Loan/Property Name
Note Date
Whole Loan Margin
SOFR Cap
SOFR Cap After Extension
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Royalty Fee
OTA Fee
Appraisal Type

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.